DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 shares	Dec. 31, 2017 property shares
Schedule of Equity Method Investments [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares authorized		10,000,000
Shares received pursuant to spinoff	0.3333
Number of vessels in fleet | property		55
Number of vessels owned (including joint ventures) | property		49
Warrant [Member]
Schedule of Equity Method Investments [Line Items]
Shares received pursuant to spinoff	0.063327
International Seaways Operating Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		100.00%
OSG-NNA Ship Management Services, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		99.99%
LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		49.90%